RESERVES, Terms and Conditions of Rights (Details)	12 Months Ended
Jun. 30, 2018 shares
Terms and Conditions of Rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Employee Rights [Member] | Expiring on December 31, 2018 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	3,535,000
Employee Rights [Member] | Expiring on December 31, 2019 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	4,435,000
Employee Rights [Member] | Expiring on December 31, 2020 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	5,660,000